UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6963

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (89.2%)
	Basic Materials (7.1%)
$ 1,085	ArcelorMittal (Luxembourg)	9.85%	06/01/19	$1,208,366
1,165	CF Industries, Inc.	6.875	05/01/18	1,336,837
450	Ecolab, Inc.	3.00	12/08/16	466,017
175	Ecolab, Inc.	4.35	12/08/21	187,259
395	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.375	02/01/16	385,125
155	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.875	02/01/18	149,188
315	Georgia-Pacific LLC	7.75	11/15/29	397,493
435	Georgia-Pacific LLC	8.875	05/15/31	599,533
134	Goldcorp, Inc. (Canada)	2.00	08/01/14	164,653
375	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	383,014
380	International Paper Co.	4.75	02/15/22	404,720
460	Kinross Gold Corp. (Canada) (a)	5.125	09/01/21	452,301
585	Lubrizol Corp.	8.875	02/01/19	804,940
107	Lyondell Chemical Co.	8.00	11/01/17	117,433
90	LyondellBasell Industries N.V. (Netherlands) (a)	6.00	11/15/21	93,825
855	MeadWestvaco Corp.	7.375	09/01/19	994,746
785	Reliance Steel & Aluminum Co.	6.85	11/15/36	785,936
500	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	683,362
630	Teck Resources Ltd. (Canada)	4.75	01/15/22	678,541
705	Teck Resources Ltd. (Canada)	6.25	07/15/41	817,378
490	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	560,340

				11,671,007

	Communications (13.7%)
380	AT&T, Inc.	6.30	01/15/38	468,178
245	Cablevision Systems Corp.	7.75	04/15/18	260,925
565	CBS Corp.	8.875	05/15/19	726,713
540	CenturyLink, Inc.	6.45	06/15/21	541,942
210	CenturyLink, Inc., Series Q	6.15	09/15/19	211,280
1,080	Comcast Corp.	6.40	05/15/38	1,302,049
1,485	Comcast Corp.	6.45	03/15/37	1,806,295
265	Corning, Inc.	7.25	08/15/36	320,446
180	COX Communications, Inc. (a)	8.375	03/01/39	241,777
170	CSC Holdings LLC (a)	6.75	11/15/21	179,775
945	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	1,321,671
500	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60	02/15/21	520,841
395	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875	10/01/19	445,321
715	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625	05/15/16	759,497
115	Expedia, Inc.	5.95	08/15/20	116,164
50	Frontier Communications Corp.	8.50	04/15/20	51,438
276	Liberty Interactive LLC	3.125	03/30/23	310,155
865	NBC Universal Media LLC	4.375	04/01/21	914,613
920	News America, Inc.	6.40	12/15/35	1,011,338
305	News America, Inc.	6.65	11/15/37	346,677
248	Omnicom Group, Inc. (b)	0.00	07/01/38	262,880
170	Omnicom Group, Inc.	4.45	08/15/20	175,547
150	Qwest Corp.	6.875	09/15/33	149,743
200	Sable International Finance Ltd. (United Kingdom) (a)	7.75	02/15/17	201,000
232	SBA Communications Corp.	1.875	05/01/13	263,030
180	SBA Telecommunications, Inc.	8.25	08/15/19	196,650
250	Symantec Corp., Series B	1.00	06/15/13	279,687
1,885	Telecom Italia Capital SA (Italy)	7.175	06/18/19	1,768,927
800	Telefonica Europe BV (Spain)	8.25	09/15/30	882,026

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2011 (unaudited) continued

$ 2,190	Time Warner Cable, Inc.	6.75%	07/01/18	$2,604,593
520	Time Warner Cable, Inc.	8.75	02/14/19	664,924
350	Time Warner, Inc.	4.875	03/15/20	379,915
85	Time Warner, Inc.	6.50	11/15/36	102,900
1,565	Time Warner, Inc.	7.70	05/01/32	2,047,707
195	Vivendi SA (France) (a)	6.625	04/04/18	221,912
460	WPP Finance 2010 (United Kingdom) (a)	4.75	11/21/21	457,540

				22,516,076

	Consumer, Cyclical (4.6%)
825	Best Buy Co., Inc.	3.75	03/15/16	813,525
830	Chrysler Group LLC/CG Co-Issuer, Inc. (a)	8.00	06/15/19	763,600
540	Daimler Finance North America LLC (Germany)	8.50	01/18/31	757,086
103	DR Horton, Inc., Series DHI	2.00	05/15/14	120,768
985	Gap, Inc. (The)	5.95	04/12/21	941,134
265	Hyatt Hotels Corp. (a)	6.875	08/15/19	296,161
70	Ingram Micro, Inc.	5.25	09/01/17	72,194
138	International Game Technology	3.25	05/01/14	164,047
135	JC Penney Co., Inc.	5.65	06/01/20	132,975
276	JC Penney Corp., Inc.	6.375	10/15/36	232,185
185	Levi Strauss & Co.	7.625	05/15/20	189,856
395	QVC, Inc. (a)	7.125	04/15/17	420,675
142	RadioShack Corp. (a)	2.50	08/01/13	136,498
175	Whirlpool Corp.	8.60	05/01/14	195,427
575	Wyndham Worldwide Corp.	5.625	03/01/21	594,785
250	Wyndham Worldwide Corp.	5.75	02/01/18	264,994
405	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	451,575
825	Yum! Brands, Inc.	6.875	11/15/37	1,056,761

				7,604,246

	Consumer, Non-Cyclical (9.4%)
685	Altria Group, Inc.	10.20	02/06/39	1,069,180
595	Amgen, Inc.	2.50	11/15/16	602,824
200	Amgen, Inc.	3.875	11/15/21	202,235
301	Archer-Daniels-Midland Co.	0.875	02/15/14	304,010
162	Beam, Inc.	6.375	06/15/14	177,238
655	Boston Scientific Corp.	6.00	01/15/20	732,382
680	Bunge Ltd. Finance Corp.	8.50	06/15/19	828,906
825	Cigna Corp.	2.75	11/15/16	824,124
585	ConAgra Foods, Inc.	8.25	09/15/30	744,120
95	Constellation Brands, Inc.	7.25	09/01/16	104,856
775	Delhaize Group SA (Belgium)	5.70	10/01/40	798,434
304	Gilead Sciences, Inc.	1.00	05/01/14	334,400
200	Gilead Sciences, Inc.	5.65	12/01/41	222,265
325	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	345,604
1,585	Kraft Foods, Inc.	5.375	02/10/20	1,831,913
80	Kraft Foods, Inc.	6.875	02/01/38	106,301
505	Kraft Foods, Inc.	6.875	01/26/39	675,148
235	Kraft Foods, Inc.	7.00	08/11/37	315,021
200	Life Technologies Corp.	1.50	02/15/24	201,000
365	Life Technologies Corp.	6.00	03/01/20	408,678
565	Lorillard Tobacco Co.	8.125	06/23/19	673,998
218	Molson Coors Brewing Co.	2.50	07/30/13	231,898
200	Mylan, Inc.	1.25	03/15/12	201,500
265	Quest Diagnostics, Inc.	6.95	07/01/37	330,566
585	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	599,625
550	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	560,578
360	TreeHouse Foods, Inc.	7.75	03/01/18	390,600
368	UnitedHealth Group, Inc.	5.80	03/15/36	441,803
675	Verisk Analytics, Inc.	5.80	05/01/21	727,951
196	Vertex Pharmaceuticals, Inc.	3.35	10/01/15	206,535
165	Viropharma, Inc.	2.00	03/15/17	261,937

				15,455,630

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2011 (unaudited) continued

	Energy (9.0%)
$ 258	Alpha Natural Resources, Inc.	2.375%		04/15/15		$241,230
65	Alpha Natural Resources, Inc.	6.00		06/01/19		63,375
280	Alpha Natural Resources, Inc.	6.25		06/01/21		273,000
395	Anadarko Petroleum Corp.	6.95		06/15/19		472,263
835	Anadarko Petroleum Corp.	8.70		03/15/19		1,067,538
261	Chesapeake Energy Corp.	2.75		11/15/35		256,432
110	Concho Resources, Inc.	7.00		01/15/21		118,662
550	Continental Resources, Inc.	7.125		04/01/21		599,500
585	Energy Transfer Partners LP	9.00		04/15/19		696,798
350	Enterprise Products Operating LLC	5.20		09/01/20		388,082
1,400	Enterprise Products Operating LLC	5.95		02/01/41		1,574,929
525	EQT Corp.	4.875		11/15/21		530,989
285	EQT Corp.	8.125		06/01/19		334,773
190	Gazprom OAO Via Gaz Capital SA (Russia) (a)	6.51		03/07/22		193,800
300	Hess Corp.	6.00		01/15/40		356,245
490	Hess Corp.	7.125		03/15/33		638,195
355	Kinder Morgan Energy Partners LP	6.85		02/15/20		418,084
580	Kinder Morgan Finance Co. ULC	5.70		01/05/16		595,950
225	Marathon Petroleum Corp.	5.125		03/01/21		235,481
575	Marathon Petroleum Corp.	6.50		03/01/41		653,864
250	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25		06/15/22		262,500
1,030	Petro-Canada (Canada)	5.95		05/15/35		1,189,027
200	Petrobras International Finance Co. (Brazil)	5.75		01/20/20		215,024
1,090	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		1,299,185
375	QEP Resources, Inc.	6.875		03/01/21		405,937
410	Transocean, Inc. (Cayman Islands)	6.375		12/15/21		436,589
1,100	Valero Energy Corp.	6.125		02/01/20		1,225,532

						14,742,984

	Finance (31.7%)
790	Aegon N.V. (Netherlands)	4.625		12/01/15		819,723
500	Ally Financial, Inc.	6.25		12/01/17		484,175
1,290	American Financial Group, Inc.	9.875		06/15/19		1,502,485
2,315	American International Group, Inc.	6.40		12/15/20		2,340,312
313	Ares Capital Corp. (a)	5.75		02/01/16		302,828
815	Banco de Credito del Peru (Peru) (a)	4.75		03/16/16		821,112
700	Banco Votorantim SA (Brazil) (a)	5.25		02/11/16		711,200
1,100	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17		999,485
810	BBVA Bancomer SA (Mexico) (a)	4.50		03/10/16		797,850
700	BBVA US Senior SAU (Spain)	3.25		05/16/14		663,428
835	BNP Paribas SA (France)	5.00		01/15/21		805,120
800	Boston Properties LP	3.70		11/15/18		818,099
1,125	Brandywine Operating Partnership LP	4.95		04/15/18		1,108,901
360	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		382,500
1,000	Capital One Bank, USA NA	8.80		07/15/19		1,145,599
600	Capital One Capital VI	8.875		05/15/40		625,735
1,385	CNA Financial Corp.	7.35		11/15/19		1,545,920
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(c)	06/30/19	(d)	176,268
600	Countrywide Financial Corp.	6.25		05/15/16		565,807
1,005	Credit Agricole SA (France) (a)	8.375	(c)	10/13/19	(d)	758,775
815	Credit Suisse (Switzerland)	5.40		01/14/20		769,904
575	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21		585,368
500	Digital Realty Trust LP	5.25		03/15/21		501,841
320	Discover Bank	7.00		04/15/20		335,332
420	Discover Bank	8.70		11/18/19		479,575
230	ERP Operating LP	4.625		12/15/21		235,000
205	Farmers Exchange Capital (a)	7.05		07/15/28		217,506
830	Farmers Insurance Exchange (a)	8.625		05/01/24		1,030,328
450	Ford Motor Credit Co. LLC	5.00		05/15/18		452,292

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2011 (unaudited) continued

$ 355	General Electric Capital Corp.	5.30	% 02/11/21	$380,166
1,335	Genworth Financial, Inc.	7.70	06/15/20	1,272,757
275	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	284,191
180	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	167,982
1,100	Goodman Funding Pty Ltd. (Australia) (a)	6.375	04/15/21	1,121,223
295	Harley-Davidson Funding Corp. (a)	6.80	06/15/18	345,214
1,250	Hartford Financial Services Group, Inc.	5.50	03/30/20	1,270,741
795	HBOS PLC, Series G (United Kingdom) (a)	6.75	05/21/18	638,201
825	HCP, Inc.	5.625	05/01/17	875,954
200	Health Care REIT, Inc.	4.75	07/15/27	229,000
625	Health Care REIT, Inc.	6.125	04/15/20	648,621
420	Huntington Bancshares, Inc.	7.00	12/15/20	476,806
685	International Lease Finance Corp.	5.75	05/15/16	635,963
710	International Lease Finance Corp.	6.25	05/15/19	656,832
390	Intesa Sanpaolo SpA (Italy) (a)	6.50	02/24/21	320,594
150	Jefferies Group, Inc.	3.875	11/09/15	134,250
480	Jefferies Group, Inc.	6.875	04/15/21	436,800
400	JPMorgan Chase Bank NA	6.00	10/01/17	430,806
1,535	JPMorgan Chase Capital XXVII, Series AA	7.00	11/01/39	1,559,944
430	Lincoln National Corp.	8.75	07/01/19	523,780
425	Lloyds TSB Bank PLC (United Kingdom)	6.375	01/21/21	426,632
470	Lloyds TSB Bank PLC, MTN (United Kingdom) (a)	5.80	01/13/20	446,908
365	Macquarie Bank Ltd. (Australia) (a)	6.625	04/07/21	337,079
380	Macquarie Group Ltd. (Australia) (a)	6.00	01/14/20	356,996
305	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	301,091
560	MetLife, Inc.	10.75	08/01/39	741,054
175	NASDAQ OMX Group, Inc. (The)	5.25	01/16/18	183,892
185	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	189,838
750	Nationwide Building Society (United Kingdom) (a)	6.25	02/25/20	745,308
575	Nationwide Financial Services (a)	5.375	03/25/21	565,806
225	Platinum Underwriters Finance, Inc., Series B	7.50	06/01/17	237,058
410	Principal Financial Group, Inc.	8.875	05/15/19	511,188
850	Protective Life Corp.	7.375	10/15/19	944,684
285	Prudential Financial, Inc., MTN	6.625	12/01/37	313,084
575	QBE Capital Funding III Ltd. (Australia) (a)	7.25 (c)	05/24/41	507,132
810	Regions Financial Corp.	5.75	06/15/15	781,650
450	Reinsurance Group of America, Inc.	6.45	11/15/19	506,342
545	Royal Bank of Scotland Group PLC (United Kingdom)	6.40	10/21/19	510,985
375	Santander Holdings USA, Inc. (Spain)	4.625	04/19/16	360,461
800	Santander US Debt SA Unipersonal (Spain) (a)	3.724	01/20/15	726,920
1,589	SLM Corp., MTN	6.25	01/25/16	1,546,628
320	SLM Corp., MTN	8.00	03/25/20	324,000
570	Standard Chartered Bank (United Kingdom) (a)	6.40	09/26/17	587,621
435	SunTrust Banks, Inc.	3.50	01/20/17	437,745
660	UBS AG (Switzerland)	4.875	08/04/20	656,636
225	Ventas Realty LP/Ventas Capital Corp.	4.75	06/01/21	217,564
200	Vornado Realty LP	3.875	04/15/25	205,000
545	Vornado Realty LP	5.00	01/15/22	550,594
700	WEA Finance LLC (Australia) (a)	4.625	05/10/21	688,335
1,000	Wells Operating Partnership II LP	5.875	04/01/18	1,027,560
825	Willis Group Holdings PLC	4.125	03/15/16	838,703
800	XL Group Ltd. (Cayman Islands)	5.75	10/01/21	845,882

				52,012,669

	Industrials (5.9%)
810	BAA Funding Ltd. (United Kingdom) (a)	4.875	07/15/21	835,027
370	Ball Corp.	7.375	09/01/19	407,000
560	Bemis Co., Inc.	4.50	10/15/21	594,396
160	Bombardier, Inc. (Canada) (a)	7.50	03/15/18	172,000
325	Bombardier, Inc. (Canada) (a)	7.75	03/15/20	355,875
895	CRH America, Inc.	6.00	09/30/16	957,042
460	CRH America, Inc.	8.125	07/15/18	525,543

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2011 (unaudited) continued

$ 415	Crown Americas LLC / Crown Americas Capital Corp. III	6.25		% 02/01/21	$435,750
335	DISH DBS Corp.	7.125		02/01/16	362,638
152	General Cable Corp.	0.875		11/15/13	140,600
430	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00		12/30/19	443,802
355	Joy Global, Inc.	5.125		10/15/21	379,680
650	L-3 Communications Corp.	4.95		02/15/21	645,357
775	Lafarge SA (France) (a)	6.20		07/09/15	789,318
425	Meccanica Holdings USA, Inc. (Italy) (a)	7.375		07/15/39	319,916
550	Odebrecht Finance Ltd. (Brazil) (a)	6.00		04/05/23	554,125
232	Orbital Sciences Corp.	2.438		01/15/27	234,320
247	Owens-Brockway Glass Container, Inc. (a)	3.00		06/01/15	230,945
500	Roper Industries, Inc.	6.25		09/01/19	591,717
120	Sonoco Products Co.	4.375		11/01/21	124,536
390	Sonoco Products Co.	5.75		11/01/40	418,224
195	Stanley Black & Decker, Inc.	0.00	(c)	05/17/12	216,816

					9,734,627

	Technology (1.4%)
715	Hewlett-Packard Co.	4.65		12/09/21	755,887
164	Intel Corp.	2.95		12/15/35	171,585
550	KLA-Tencor Corp.	6.90		05/01/18	635,061
179	Lam Research Corp. (a)	1.25		05/15/18	168,708
314	Microsoft Corp. (a)(b)	0.00		06/15/13	319,495
250	SanDisk Corp.	1.00		05/15/13	244,687

					2,295,423

	Utilities (6.4%)
760	AES Corp. (The)	8.00		06/01/20	839,800
465	CMS Energy Corp.	6.25		02/01/20	490,629
525	EDP Finance BV (Portugal) (a)	4.90		10/01/19	405,720
750	Enel Finance International N.V. (Italy) (a)	5.125		10/07/19	671,051
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	342,243
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,471,710
405	FirstEnergy Solutions Corp.	6.05		08/15/21	450,257
1,060	FirstEnergy Solutions Corp.	6.80		08/15/39	1,190,868
500	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00		09/11/19	489,112
215	Indianapolis Power & Light Co. (a)	6.30		07/01/13	230,577
1,000	PPL WEM Holdings PLC (a)	3.90		05/01/16	1,003,397
825	Puget Energy, Inc.	6.50		12/15/20	882,353
140	Toledo Edison Co. (The)	7.25		05/01/20	174,774
825	UIL Holdings Corp.	4.625		10/01/20	856,626

					10,499,117

	Total Corporate Bonds (Cost $139,653,309)				146,531,779

	Asset-Backed Securities (1.6%)
268	America West Airlines 2001-1 Pass-Through Trust, Series 011G (AMBAC)	7.10		04/02/21	249,373
1,308	CVS Pass-Through Trust	6.036		12/10/28	1,364,803
790	CVS Pass-Through Trust (a)	8.353		07/10/31	968,860

	Total Asset-Backed Securities (Cost $2,392,675)				2,583,036

	Sovereign (0.2%)
345	Korea Development Bank (Korea, Republic of) (Cost $343,444)	3.875		05/04/17	341,545

	Municipal Bond (0.1%)
190	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds (Cost $190,000)	6.184		01/01/34	225,201

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Convertible Preferred Stocks (0.2%)
	Diversified Financial Services (0.1%)
250	Bank of America Corp., Series L $72.50	$197,005

	Electric Utilities (0.1%)
3,100	PPL Corp. $4.75	173,073

	Total Convertible Preferred Stocks (Cost $414,892)	370,078

	Preferred Stock (0.2%)
	Consumer Finance
16,250	GMAC Capital Trust I (Cost $410,490)	314,275

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (0.1%)
	U.S. Treasury Securities
	U.S. Treasury Bills
$ 15	(e)(f)	0.015%	03/22/12	15,000
172	(e)(f)	0.018	03/22/12	171,994
20	(e)(f)	0.02	03/22/12	19,999
25	(e)(f)	0.036	03/22/12	24,999

	Total Short-Term Investments (Cost $231,990)			231,992

	Total Investments (Cost $143,636,800) (g)(h)		91.6%	150,597,906
	Other Assets in Excess of Liabilities		8.4	13,776,093

	Net Assets		100.0%	$164,373,999

MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2011.
(d)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2011.
(e)	Rate shown is the yield to maturity at December 31, 2011.
(f)	A portion of this security has been physically segregated in connection with open futures contracts.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2011 (unaudited) continued

Futures Contracts Open at December 31, 2011:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
55	Long	U.S. Treasury 2 yr. Note, Mar-12	$12,130,078	$6,646
98	Long	U.S. Treasury 5 yr. Note, Mar-12	12,079,266	55,625
47	Long	U.S. Treasury Ultra Long Bond, Mar-12	7,528,812	40,391
151	Short	U.S. Treasury 10 yr. Note, Mar-12	(19,799,875)	(158,672)

		Net Unrealized Depreciation		$(56,010)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2011 (unaudited) continued

Credit Default Swap Agreements Open at December 31, 2011:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Barclays Capital Whirlpool Corp.	Buy	$175	1.00%	June 20, 2014	$(6,055)	$9,436	$3,434	BBB-

+	Credit rating as issued by Standard & Poor’s

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments ? December 31, 2011 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011.

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2011 (unaudited) continued

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$146,531,779	$—	$146,531,779
Asset-Backed Securities	—	2,583,036	—	2,583,036
Sovereign	—	341,545	—	341,545
Municipal Bond	—	225,201	—	225,201
Total Fixed Income Securities	—	149,681,561	—	149,681,561
Convertible Preferred Stocks	370,078	—	—	370,078
Preferred Stock	314,275	—	—	314,275
Short-Term Investments - U.S. Treasury Securities	—	231,992	—	231,992
Futures Contracts	102,662	—	—	102,662
Total Assets	787,015	149,913,553	—	150,700,568
Liabilities:
Futures Contracts	(158,672)	—	—	(158,672)
Credit Default Swap Agreements	—	(6,055)	—	(6,055)
Total Liabilities	(158,672)	(6,055)	—	(164,727)
Total	$628,343	$149,907,498	$—	$150,535,841

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

February 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

February 15, 2012